Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Non-Public Information

Option grants to employees, executive officers and non-employee directors are made by the Compensation Committee under the Omnibus Plan from time to time, as determined by the Committee. The Compensation Committee does take material non-public information into account when determining the timing and terms of stock awards, in that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the Compensation Committee expects to defer the grant until a date on which the Company is not in possession of material non-public information. The Company does not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is the closing price of our common stock on Nasdaq on the last trading day preceding the grant date.

It has been the practice of our compensation committee over the previous years to review our results following the end of a fiscal year, review our financial plan and strategy for the current fiscal year, and, based on those reviews, grant refresh equity awards that could include stock options to our Named Executive Officers. Additionally, our compensation committee approves the granting of equity awards in connection with the commencement of employment or promotion of our Named Executive Officers, and from time to time as determined appropriate by our compensation committee. At times but infrequently, our compensation committee’s standard grant practices may result in a grant of stock options that coincide with a period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	Option grants to employees, executive officers and non-employee directors are made by the Compensation Committee under the Omnibus Plan from time to time, as determined by the Committee. The Compensation Committee does take material non-public information into account when determining the timing and terms of stock awards, in that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the Compensation Committee expects to defer the grant until a date on which the Company is not in possession of material non-public information. The Company does not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is the closing price of our common stock on Nasdaq on the last trading day preceding the grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false